FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates and price and rate volatility, as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2025:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,546	$3,546
Accounts and other receivable, net (current and non-current) (1)	—	—	7,725	7,725
Financial assets (current and non-current) (2) (3)	879	5,072	6,532	12,483
Total (4)	$879	$5,072	$17,803	$23,754
Financial liabilities
Accounts payable and other (current and non-current) (2) (5)	$144	$57	$7,046	$7,247
Borrowings (current and non-current)	—	—	43,749	43,749
Total	$144	$57	$50,795	$50,996
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(1)Includes a receivable of $2,412 million related to the tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(ad)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)FVOCI includes $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(4)Total financial assets include $3,284 million of assets pledged as collateral.
(5)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,941 million.
Included in cash and cash equivalents as at December 31, 2025 was $2,392 million of cash (2024: $1,991 million) and $1,154 million of cash equivalents (2024: $1,248 million).
Included in financial assets (current and non-current) as at December 31, 2025 was $1,115 million (2024: $466 million) of equity instruments and $3,865 million (2024: $3,904 million) of debt instruments designated as measured at fair value through other comprehensive income.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current) (1)	—	—	6,279	6,279
Financial assets (current and non-current) (2)	937	4,767	6,667	12,371
Total (3)	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (2) (4)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
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(1)Includes a receivable of $1,341 million related to the tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(ad)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $3,032 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $8,140 million.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the consolidated statements of operating results.
Net Investment hedge
The partnership uses foreign exchange derivative contracts, currency options and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2025, a pre-tax net loss of $197 million (2024: net gain of $257 million, 2023: net loss of $165 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2025, there was a derivative asset balance of $34 million (2024: $177 million) and derivative liability balance of $14 million (2024: $135 million) relating to derivative contracts designated as net investment hedges.
Cash Flow hedge
The partnership uses commodity swap contracts to hedge the sale price of its natural gas contracts, purchase price of lead, polypropylene, and tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. For the year ended December 31, 2025, a pre-tax net loss of $71 million (2024: net gain of $227 million, 2023: net gain of $73 million) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at December 31, 2025, there was a derivative asset balance of $58 million (2024: $220 million) and derivative liability balance of $43 million (2024: $52 million) relating to derivative contracts designated as cash flow hedges.
Fair Value hedge
The partnership uses cross currency interest rate swap contracts to hedge its fair value exposure on certain foreign currency borrowings resulting from changes in foreign currency. As at December 31, 2025, there was a derivative asset balance of $81 million (December 31, 2024: $71 million) and derivative liability balance of $76 million (December 31, 2024: $28 million) relating to derivative contracts designated as fair value hedges.
(b)Fair value hierarchical levels - financial instruments
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2025 and 2024:

	2025			2024
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares (1)	$32	$—	$615	$60	$—	$—
Corporate and government bonds	42	3,192	—	21	3,033	249
Derivative assets	—	230	—	—	522	—
Other financial assets (2)	211	666	963	441	634	744
	$285	$4,088	$1,578	$522	$4,189	$993
Financial liabilities
Derivative liabilities	$—	$176	$—	$—	$332	$—
Other financial liabilities	—	—	25	—	—	25
	$—	$176	$25	$—	$332	$25
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(1)Level 3 common shares include $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(2)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities and Level 3 other financial assets are primarily convertible preferred securities in the partnership’s audience measurement operation and secured debentures.
There were no transfers between levels during the year ended December 31, 2025.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2025	Carrying value December 31, 2024	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,192	$3,033
Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.

Derivative assets	$230	$522
Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.

Other financial assets	$666	$634
Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.

Derivative liabilities	$176	$332
Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining unobservable inputs, the partnership uses internally developed information, external research, and observable market data, as applicable, in order to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2025	Carrying value December 31, 2024	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$78	$74	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Common shares and other financial assets - equity instruments designated as measured at FVOCI	$989	$204	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$511	$466	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 for years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$993	$828
Fair value change recorded in net income	22	14
Fair value change recorded in other comprehensive income	197	18
Additions	761	177
Disposals	(421)	(48)
Foreign currency translation and other	26	4
Balance at end of year	$1,578	$993
The following table presents the change in the balance of financial liabilities classified as Level 3 for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$25	$284
Fair value change recorded in net income	—	(151)
Fair value change recorded in other comprehensive income	—	(1)
Additions	—	12
Disposals	—	(117)
Foreign currency translation and other	—	(2)
Balance at end of year	$25	$25
Securities lending
The partnership’s residential mortgage insurer participates in a securities lending program through an intermediary that is a financial institution for the purpose of generating fee income. Non-cash collateral, in the form of U.S. or Canadian government securities, which is equal to at least 105% of the fair value of the loaned securities, is retained by the partnership until the underlying securities have been returned.
In addition to earning fee income under the securities lending program, interest, dividends and other income generated by the loaned securities continues to be earned while the securities are in the possession of counterparties.
As at December 31, 2025, the partnership had $292 million (2024: $305 million) of financial assets loaned under its securities lending program. The partnership has accepted eligible securities as collateral with a fair value of $307 million (2024: $322 million).